Subsequent Events	12 Months Ended
Dec. 31, 2014
Subsequent Events
Note 27	Subsequent Events

In the first quarter of 2015, TSYS completed the conversion of Bank of America’s consumer card portfolio from its in-house processing system to TSYS’ processing system.

Management performed an evaluation of the Company’s activity as of the date these audited financial statements were issued, and has concluded that, other than as set forth above, there are no additional significant subsequent events requiring disclosure.